Binding Letter of Intent (Details) (USD $)	Apr. 30, 2009
Binding Letter of Intent (Textual)
Percentage of outstanding shares the Company will issue into a binding letter of intent	75.00%
Consideration of shares to be paid into binding letter of intent	$ 300,000